Aircraft sublease (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of aircraft sublease receivables [Abstract]
Disclosure of maturity analysis of operating lease payments

	December 31,
Description	2024	2023

2024	—	15,386
2025	—	15,386
2026	—	4,001

Gross sublease	—	34,773
Accrued interest	—	(3,971)
Net sublease	—	30,802

Current	—	14,592
Non-current	—	16,210